UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2009 Date of Reporting Period: 03/31/2009

Item 1. Schedule of Investments.

	Nicholas Limited Edition, Inc.
	Schedule of Investments (unaudited)
	AS OF: 03/31/2009

		VALUE
		------------

COMMON STOCKS - 94.51%
	Consumer Discretionary - Auto & Components - 0.42%
60,000	Amerigon Incorporated *	$ 222,000
25,000	Gentex Corporation	249,000
		------------
		471,000
		------------
	Consumer Discretionary - Durables & Apparel - 1.99%
65,000	Carter's, Inc. *	1,222,650
60,000	Tupperware Brands Corporation	1,019,400
		------------
		2,242,050
		------------

	Consumer Discretionary - Hotels, Restaurants & Leisure - 2.06%
40,000	California Pizza Kitchen, Inc. *	523,200
35,000	Jack in the Box Inc. *	815,150
17,500	Panera Bread Company *	978,250
		------------
		2,316,600
		------------
	Consumer Discretionary - Media - 0.76%
25,000	Morningstar, Inc. *	853,750
		------------

	Consumer Discretionary - Retail - 3.90%
90,000	Monro Muffler Brake, Inc.	2,459,700
55,000	O'Reilly Automotive, Inc. *	1,925,550
		------------
		4,385,250
		------------
	Consumer Discretionary - Services - 3.24%
90,000	BJ's Restaurants Inc. *	1,251,900
33,300	Matthews International Corporation	959,373
150,000	Texas Roadhouse, Inc. - Class A *	1,429,500
		------------
		3,640,773
		------------
	Consumer Staples - Food, Beverage & Tobacco - 1.80%
25,000	J.M. Smucker Company (The)	931,750
181,500	Smart Balance, Inc. *	1,096,260
		------------
		2,028,010
		------------
	Energy - 3.00%
45,100	Approach Resources Inc. *	279,620
80,000	Bolt Technology Corporation *	568,800
22,500	Bristow Group Inc. *	482,175
42,000	Denbury Resources Inc. *	624,120
20,000	IHS Inc. *	823,600
45,000	St. Mary Land & Exploration Company	595,350
		------------
		3,373,665
		------------
	Financials - Banks - 3.29%
75,000	Associated Banc-Corp	1,158,000
101,000	Baylake Corp.	202,000
60,000	FirstMerit Corporation	1,092,000
126,200	Marshall & Ilsley Corporation	710,506
45,000	TCF Financial Corp.	529,200
		------------
		3,691,706
		------------
	Financials - Diversified - 3.42%
23,000	Affiliated Managers Group, Inc. *	959,330
55,000	Eaton Vance Corp.	1,256,750
90,000	Waddell & Reed Financial, Inc.	1,626,300
		------------
		3,842,380
		------------
	Financials - Insurance - 5.14%
120,000	Brown & Brown, Inc.	2,269,200
92,500	HCC Insurance Holdings, Inc.	2,330,075
53,400	Willis Group Holdings Limited	1,174,800
		------------
		5,774,075
		------------
	Health Care - Equipment - 9.88%
40,000	CardioNet, Inc. *	1,122,400
100,000	DexCom, Inc. *	414,000
41,000	IDEXX Laboratories, Inc. *	1,417,780
114,400	Insulet Corporation *	469,040
85,000	MedAssets, Inc. *	1,211,250
59,550	Meridian Bioscience, Inc.	1,079,046
105,000	Micrus Endovascular Corporation *	626,850
37,500	NuVasive, Inc. *	1,176,750

45,000	Somanetics Corporation *	683,100
65,400	TranS1 Inc. *	398,286
75,000	VNUS Medical Technologies, Inc. *	1,595,250
70,000	Wright Medical Group, Inc. *	912,100
		------------
		11,105,852
		------------
	Health Care - Pharmaceuticals & Biotechnology - 4.57%
52,000	Charles River Laboratories International, Inc. *	1,414,920
60,000	Kendle International Inc. *	1,257,600
112,000	PAREXEL International Corporation *	1,089,760
25,000	Techne Corporation	1,367,750
		------------
		5,130,030
		------------
	Health Care - Services - 7.75%
40,000	Amedisys, Inc. *	1,099,600
80,000	AmSurg Corp. *	1,268,000
35,000	DaVita, Inc. *	1,538,250
101,000	Dialysis Corporation of America *	516,110
95,000	Eclipsys Corporation *	963,300
56,200	MWI Veterinary Supply, Inc. *	1,600,576
76,500	VCA Antech, Inc. *	1,725,075
		------------
		8,710,911
		------------
	Industrials - Capital Goods - 8.51%
25,000	Baldor Electric Company	362,250
42,650	Graco Inc.	728,036
40,000	Kaydon Corporation	1,093,200
50,000	Middleby Corporation (The) *	1,621,500
37,500	MSC Industrial Direct Co., Inc. - Class A	1,165,125
45,000	Powell Industries, Inc. *	1,588,950
40,000	Regal-Beloit Corporation	1,225,600
70,000	Robbins & Myers, Inc.	1,061,900
48,750	Sun Hydraulics Corporation	712,238
		------------
		9,558,799
		------------
	Industrials - Commercial Services & Supplies - 7.14%
50,000	Copart, Inc. *	1,483,000
70,000	Healthcare Services Group, Inc.	1,047,900
27,500	Huron Consulting Group Inc. *	1,166,825
60,000	ICF International, Inc. *	1,378,200
75,000	Mobile Mini, Inc. *	864,000
50,000	Navigant Consulting, Inc. *	653,500
30,000	Stericycle, Inc. *	1,431,900
		------------
		8,025,325
		------------
	Industrials - Transportation - 1.80%
35,000	Hub Group, Inc. - Class A *	595,000
94,250	Knight Transportation, Inc.	1,428,830
		------------
		2,023,830
		------------
	Information Technology - Hardware & Equipment - 5.79%
31,900	Dolby Laboratories, Inc. *	1,088,109
17,300	DTS, Inc. *	416,238
60,000	Emulex Corporation *	301,800
45,000	F5 Networks, Inc. *	942,750
73,500	FLIR Systems, Inc. *	1,505,280
95,000	Intermec, Inc. *	988,000
45,000	Plexus Corp. *	621,900
40,000	Rofin-Sinar Technologies Inc. *	644,800
		------------
		6,508,877
		------------
	Information Technology - Software & Services - 11.01%
47,500	ANSYS, Inc. *	1,192,250
35,000	FactSet Research Systems Inc.	1,749,650
90,000	Metavante Technologies, Inc. *	1,796,400
69,500	MICROS Systems, Inc. *	1,303,125
42,500	Quality Systems, Inc.	1,923,125
85,000	Solera Holdings, Inc. *	2,106,300
29,500	SPSS Inc. *	838,685
80,000	Wright Express Corporation *	1,457,600
		------------
		12,367,135
		------------
	Materials - 4.23%
66,000	AptarGroup, Inc.	2,055,240
110,000	RPM International, Inc.	1,400,300
55,000	Sensient Technologies Corporation	1,292,500
		------------
		4,748,040
		------------
	Other - 4.81%
117,500	iShares Russell 2000 Growth Index Fund	5,402,650
1,526	Krispy Kreme Doughnuts Warrant CW12 *	15
		------------
		5,402,665
		------------

	TOTAL COMMON STOCKS (COST: $112,121,105)	106,200,723
		------------

SHORT-TERM INVESTMENTS - 5.57%
	Commercial Paper - 5.53%
$1,000,000	Altria Group, Inc. 04/01/09, 0.95%	1,000,000
250,000	Volkswagen of America, Inc. 04/02/09, 2.85%	249,980
830,000	H.J. Heinz Finance Company 04/03/09, 1.00%	829,954
675,000	Altria Group, Inc. 04/07/09, 0.95%	674,893
768,000	Nordstrom, Inc. 04/07/09, 0.75%	767,904
250,000	Kellogg Company 04/08/09, 0.60%	249,971
750,000	Wisconsin Energy Corporation 04/15/09, 0.65%	749,811
651,000	Verizon Communications Inc. 04/20/09, 0.72%	650,753
291,000	H.J. Heinz Finance Company 04/27/09, 0.75%	290,842
750,000	ITT Corporation 06/05/09, 1.60%	747,833
		------------
		6,211,941
		------------
	Variable Rate Security - 0.04%
41,834	American Family Financial Services, Inc. 04/01/09, 0.10%	41,834
		------------

	TOTAL SHORT-TERM INVESTMENTS (COST: $6,253,775)	6,253,775
		------------

TOTAL SECURITY HOLDINGS (COST: $118,374,880) - 100.08%		112,454,498
		------------

LIABILITIES, NET OF OTHER ASSETS - (0.08)%		(88,021)
		------------
TOTAL NET ASSETS		$112,366,477
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of March 31, 2009, investment cost for federal tax purposes was $118,967,797 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 18,412,873
Unrealized depreciation	(24,926,172)
------------
Net unrealized depreciation	$ (6,513,299)
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$106,200,723
Level 2 - Other Significant Observable Inputs	6,253,775
Level 3 - Significant Unobservable Inputs	--
------------
Total	$112,454,498
------------
------------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/28/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/28/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/28/2009